Annual Operating Expenses - FidelityMidCapValueK6Fund-PRO - FidelityMidCapValueK6Fund-PRO - Fidelity Mid Cap Value K6 Fund - Fidelity Mid Cap Value K6 Fund	Mar. 30, 2024
Operating Expenses:
Management fee	0.45%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.45%